Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 26, 2022	Dec. 31, 2022
Business Combination (Details) [Line Items]
Common stock and preferred stock, shares authorized	500,000,000
Preferred stock, shares authorized	1,000,000
Preferred stock shares outstanding
Preferred stock shares issued
Conversion ratio		5.5562
Net proceeds (in Dollars)		$ 90.7
Transaction cost (in Dollars)		27.7
Net redemptions (in Dollars)		$ 4.1
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Capital stock consisting of shares	455,000,000
Par value of per share (in Dollars per share)	$ 0.0001
Vote per share	one
Aggregate shares		11,300,000
Aggregate shares price (in Dollars)		$ 113.0
Converted into aggregate shares		140,114,060
Class A Common Stock [Member] | PIPE Investment [Member]
Business Combination (Details) [Line Items]
Purchase price per share (in Dollars per share)		$ 10
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Capital stock consisting of shares	44,000,000
Vote per share	ten
Converted into aggregate shares		40,396,600
ATSP [Member] | Class A Common Stock [Member] | IPO [Member]
Business Combination (Details) [Line Items]
Aggregate shares		12,767,950
Purchase price per share (in Dollars per share)		$ 10
Aggregate shares price (in Dollars)		$ 127.7
PIPE Investment [Member]
Business Combination (Details) [Line Items]
Net proceeds (in Dollars)		86.6
Sound Hound Transaction [Member]
Business Combination (Details) [Line Items]
Transaction cost (in Dollars)		$ 4.1